Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade and other payables	$ 821,480	$ 411,565
Accrued liabilities	56,700	147,200
Totals	$ 878,180	$ 558,765